UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22374

Nuveen Mortgage Opportunity Term Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund 2 (JMT)
March 31, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Mortgage-Backed Securities 117.0%
	Residential – 117.0%
$ 1,922	ACE Securities Corporation, Asset Backed Pass-Through Certificates Series 2007-HE2	0.324%	12/25/36	CCC	$ 992,581
835	American Credit Auto Receivables 12-3D, 144A	5.000%	12/16/19	BB	834,377
610	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	AA-	668,675
2,000	Argent Securities Inc., Asset-Backed Pass Through Certificates, Series 2005-W2	0.694%	10/25/35	B-	1,439,072
1,028	Banc of America Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-7	6.226%	10/25/36	CCC	835,585
294	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2005-9	5.500%	10/25/35	Caa2	269,265
1,199	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6, (3)	6.000%	7/25/46	Caa2	987,070
1,370	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6, (3)	5.390%	10/10/45	Ba1	1,496,365
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4, (3)	5.821%	2/10/51	A	1,379,868
2,400	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G, (3)	0.493%	7/20/36	Caa1	2,093,654
1,936	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1, (3)	6.000%	3/25/37	Caa1	1,853,054
377	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.757%	5/20/36	Caa2	333,394
2,762	Bank of America Funding Trust, 2007-A 2A1	0.363%	2/20/47	CCC	2,363,703
3,095	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.374%	1/25/37	Caa3	2,299,307
2,415	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.384%	3/25/37	Caa3	1,938,181
1,291	Bear Stearns Adjustable Rate Mortgage Trust 2005-3, (3)	2.973%	6/25/35	CCC	1,164,799
2,017	Bear Stearns Adjustable Rate Mortgage Trust 2007-5, (3)	5.233%	8/25/47	D	1,793,959
2,827	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2005-10, (3)	2.671%	10/25/35	CCC	2,737,871
449	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.385%	7/25/36	D	351,551
2,288	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4, (3)	2.796%	10/25/36	D	1,728,193
1,202	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4, (3)	5.353%	6/25/47	D	1,067,385
583	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates Series 2005-12	2.353%	2/25/36	Caa3	387,582
2,160	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2007-1, (3)	5.089%	2/25/47	D	1,808,942
1,035	Bear Stearns Adjustable Rate Mortgage Trust, Pass Through Certificates, Series 2007-1, (3)	2.801%	2/25/47	D	815,538
1,417	Bear Stearns Alt-A Trust II, Mortgage Pass-Through Certificates Series 2007-1	2.815%	9/25/47	D	825,894
1,326	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.364%	6/25/46	Ca	679,375
2,277	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.821%	8/25/46	Ca	1,372,957
975	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25, (3)	5.835%	9/11/42	AAA	1,147,074
906	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	919,163
3,270	Carrington Mortgage Loan Trust, Asset Backed Pass Through Certificates, Series 2005-NC5, (3)	0.684%	10/25/35	BB-	2,623,544
648	Citicorp Mortgage Securities Inc., CitiMortgage Alternative Loan Trust, Senior and Subordinated REMIC Pass Through Certificates, Series 2007-A6	6.000%	6/25/37	Caa3	558,653
1,294	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR1 2A1	2.570%	3/25/36	B3	1,197,413
218	Citigroup Mortgage Loan Inc., Mortgage Pass Through Certificates, Series 2006- AR2	2.954%	3/25/36	Caa3	184,429
3,020	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.424%	1/25/37	CCC	2,170,894
504	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.860%	8/25/35	Caa2	437,936
727	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.865%	7/25/37	Caa3	604,583
1,180	Commercial Mortgage Pass Through Certificates Series 2012-CR4, 144A	4.579%	10/15/45	BBB-	1,115,133
970	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	5.411%	11/25/35	Ca	719,484
435	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-85CB	5.250%	2/25/21	Caa2	430,091
769	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-25CB	0.804%	10/25/36	Caa3	491,958
839	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	626,353
788	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.500%	5/25/36	Ca	557,561
2,180	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19, (3)	6.000%	8/25/37	D	1,797,003
862	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	680,186
2,515	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.344%	8/25/37	Caa3	1,783,970
973	Countrywide Alternative Trust, Mortgage Pass-Through Certificates, Series 2007-18CB	0.674%	8/25/37	D	636,866
840	Countrywide Asset Backed Certificates Trust 2005-IM1	0.604%	11/25/35	BBB+	755,243
2,247	Countrywide Asset-Backed Certificates Trust, Series 2006-17, (3)	0.354%	3/25/47	AAA	1,889,154
2,347	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1, (3)	2.691%	3/20/36	CCC	1,811,959
665	Countrywide CHL Mortgage Pass-Through Trust, Mortgage Pass-Through Certificates, Series 2006-19	6.000%	1/25/37	Caa2	599,560
2,072	Countrywide Home Loans Mortgage Pass Through Certificates, Series 2005-HYB7, (3)	5.138%	11/20/35	Caa3	1,747,485
368	Countrywide Home Loans Mortgage Pass Through Trust Certificates Series 2007-HY5	5.604%	9/25/37	CCC	332,608
334	Countrywide Home Loans Mortgage Pass- Through Trust Certificates, Series 2006-HYB3	2.826%	5/20/36	Caa3	277,066
2,410	Countrywide Home Loans Mortgage Pass- Through Trust, Series 2007-HY1 1A1, (3)	2.924%	4/25/37	D	1,944,829
495	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13	0.454%	4/25/36	Ba3	481,013
1,608	Countrywide Home Loans, CHL Mortgage Pass-Through Certificates Trust 2007-21, (3)	6.250%	2/25/38	CC	1,441,492
556	Countrywide Home Loans, Mortgage Pass Through Trust Series 2007-HY04	3.082%	9/25/47	D	459,928
111	CPS Auto Trust, 144A	7.500%	4/16/18	A+	115,203
1,776	Credit Suisse Adjustable Rate Mortgage Trust 2005-9, (3)	0.474%	11/25/35	B+	1,603,154
2,010	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass Through Certificates	0.324%	8/25/36	CCC	1,307,787
417	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.414%	6/25/37	CCC	300,876
2,021	Credit Suisse CSMC Mortgage-Backed Trust, Pass-Through Certificates Series 2007-3	5.746%	4/25/37	CCC	1,250,705
717	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass Through Certificates Series 2005-12	3.113%	3/25/36	Caa3	546,234
460	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.224%	5/25/36	D	419,211
1,500	Credit Suisse Mortgage Corporation, Series 2010 RR5, 144A	5.467%	9/18/39	AAA	1,676,220
5,586	Fannie Mae Guaranteed REMIC Pass Through Certificates Series 2011-15, (I/O)	6.856%	3/25/41	Aaa	1,155,600
2,268	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.436%	12/25/36	Aaa	388,927
2,597	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.196%	12/25/36	Aaa	411,896
4,392	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates, (I/O)	6.096%	8/25/37	Aaa	760,941
5,192	Fannie Mae Real Estate Mortgage Investment Conduit, Series, 2012-9 CS, (I/O)	6.346%	2/25/42	Aaa	947,494
1,056	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.376%	10/25/36	Aaa	188,275
2,364	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.296%	1/25/40	Aaa	416,146
3,830	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.046%	2/25/40	Aaa	520,860
2,420	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.447%	5/15/36	Aaa	362,287
2,000	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3, (3)	0.734%	9/25/35	B3	1,779,988
576	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2007-FA2	5.500%	4/25/37	D	458,254
313	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.592%	5/25/37	D	249,306
172	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.518%	8/25/37	D	142,639
2,768	Freddie Mac Collateralized Mortgage REMIC Series 3028, (I/O)	6.547%	9/15/35	Aaa	455,578
1,076	Freddie Mac Mortgage Loan, Series 3311 IB, (I/O)	6.207%	5/15/37	Aaa	192,661
1,474	Freddie Mac Multiclass Certificates Series 3502, (I/O)	5.947%	1/15/39	AAA	250,218
3,723	Freddie Mac Multiclass Certificates, Series 3157, (I/O)	6.947%	5/15/36	Aaa	762,326
3,181	Freddie Mac Multi-Class Certificates, (I/O)	6.097%	8/15/35	Aaa	444,126
1,858	Freddie Mac Multi-Class Certificates, (I/O)	6.797%	8/15/36	Aaa	283,337
3,454	Freddie Mac Multi-Class Certificates, (I/O)	6.497%	12/15/36	Aaa	559,739
3,238	Freddie Mac Multi-Class Certificates, (I/O)	6.467%	12/15/36	Aaa	346,688
2,372	Freddie Mac Multi-Class Certificates, (I/O)	6.197%	6/15/39	Aaa	283,508
4,890	Freddie Mac Multi-Class Certificates, (I/O)	6.017%	1/15/40	Aaa	650,105
835	Freddie Mac Multifamily Mortgage Trust, Structured Pass Through Certificates, Series 2010-K6, 144A	5.365%	12/25/46	Aaa	952,259
370	Freddie Mac MultiFamily Mortgage Trust, Structured Pass Through Certificates, Series 2012-K710, 144A	3.819%	6/25/47	A-	388,556
5,375	Freddie Mac Multifamily Structured Pass Through Certificates, Series K025, (I/O)	1.750%	11/25/40	N/R	696,498
1,912	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	N/R	273,071
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.790%	1/25/43	Aaa	231,417
4,655	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	675,149
1,157	Freddie Mac REMICS, (I/O)	6.367%	9/15/36	Aaa	212,913
4,885	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	426,837
1,751	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2, (3)	6.000%	12/25/35	D	1,457,337
1,290	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.873%	4/19/36	Caa3	1,120,391
2,066	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2, (3)	0.434%	3/25/36	Caa3	1,707,177
584	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.654%	8/25/37	CCC	473,349
549	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR1	2.849%	3/25/47	D	463,700
1,000	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.284%	2/25/37	CCC	522,448
2,335	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	2.776%	1/25/36	CC	1,975,403
566	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	129,261
1,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates Series 2007-GG9	5.475%	3/10/39	BBB	1,654,482
741	GSAA Home Equity Trust Series 2007-5	0.304%	3/25/47	CCC	380,162
1,012	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	724,903
1,978	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2, (3)	2.771%	4/25/36	D	1,685,629
185	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.363%	8/25/36	B2	184,262
1,766	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3, (3)	5.712%	7/25/37	Caa2	1,619,301
2,546	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	2.551%	11/25/35	Caa3	2,004,680
725	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.324%	7/25/36	C	519,559
1,153	IndyMac INDX Mortgage Loan Trust, Series 2006-AR27	0.394%	10/25/36	CCC	725,699
877	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	2.920%	3/25/36	Ca	603,642
2,643	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.443%	6/25/37	Ca	1,845,991
1,575	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-LDP3, (3)	4.997%	8/15/42	A	1,693,582
870	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-CB16	5.593%	5/12/45	A	974,835
489	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	433,837
2,236	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8, (3)	0.584%	1/25/37	Caa3	1,419,016
1,300	JP Morgan Chase Commercial Mortgage Securities Trust, Pass Through Certificates Series 2006-LDP9, (3)	5.337%	5/15/47	Baa3	1,349,316
700	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	732,911
2,400	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5, (3)	0.464%	5/25/37	Caa1	1,593,269
535	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass Through Certificates, Series 2007-CH3	0.354%	3/25/37	Caa1	485,137
170	JP Morgan Mortgage Acquisition Trust, Asset-Backed Pass-Through Certificates. Series 2006-WMC2	0.289%	7/25/36	CCC	79,410
236	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-S3	6.000%	8/25/37	D	206,644
666	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.986%	6/25/36	Caa2	577,339
261	JP Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.961%	6/25/37	D	213,605
1,791	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (3)	2.575%	8/25/36	Caa2	1,586,322
2,495	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.388%	6/25/37	D	1,936,714
325	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9	2.685%	12/25/35	CCC	296,686
265	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, Series 2005-A6	0.484%	8/25/35	BB+	262,399
1,200	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	5.850%	6/12/50	B-	1,231,999
2,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14, (3)	5.663%	4/15/49	Ba2	2,106,218
285	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.812%	3/25/36	Ca	215,602
2,216	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	1,764,027
1,433	Mortgage Asset Securitization Transactions Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2007-HF2	0.514%	9/25/37	CCC	1,198,476
1,990	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5, (3)	0.464%	12/25/35	BB+	1,787,636
525	Nomura Asset Acceptance Corporation, Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-AP3	5.607%	8/25/35	CCC	422,059
350	Oaktree Real Estate Investment Vehicle 2012 LVI-A, 144A	4.000%	9/25/44	Baa3	349,934
190	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.338%	4/25/35	B-	152,794
1,472	Renaissance Home Equity Loan Trust 2005-3, (3)	4.934%	8/25/35	Ba3	1,433,234
2,204	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	7.238%	9/25/37	CCC	1,291,648
603	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 1006-QS10	0.504%	8/25/36	Caa3	376,741
677	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS8	6.000%	6/25/37	Caa3	553,704
2,517	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	3.768%	9/25/35	Caa3	2,031,683
1,585	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1, (3)	5.750%	1/25/36	Caa3	1,399,369
340	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	268,805
1,130	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	3.850%	1/25/36	Caa3	866,162
405	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS15	6.500%	10/25/36	Ca	331,400
208	Residential Accredit Loans, Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS8	0.654%	8/25/36	Ca	125,935
290	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2005-SA4	3.194%	9/25/35	Caa1	266,858
726	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.396%	2/25/36	Caa2	628,654
2,307	Residential Funding Mortgage Securities I, Mortgage Pass Through Certificates, Series 2007-SA2, (3)	3.225%	4/25/37	Caa2	1,982,925
238	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2007-3	4.980%	7/20/37	D	196,821
2,129	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)	2.619%	2/20/47	CCC	1,846,857
455	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	475,180
95	Sierra Receivables Funding Company, 144A	5.310%	11/20/25	BBB	97,019
335	SMA Issuer LLC 2012-LV1, 144A	3.500%	8/20/25	Baa3	336,031
291	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.954%	1/25/35	BBB+	257,724
1,981	Structured Adjustable Rate Mortgage Loan Pass Through Trust, Series 2007-6 2A1, (3)	0.394%	7/25/37	CCC	1,474,921
91	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.693%	10/25/37	Caa1	84,535
2,172	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)	2.959%	2/25/37	D	1,830,997
1,235	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	1,238,573
1,384	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1, (3)	2.440%	4/25/45	A+	1,402,255
311	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4	4.201%	11/25/36	D	265,272
710	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.392%	11/25/36	D	600,755
602	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.115%	1/25/37	D	486,284
602	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	4.725%	6/25/37	D	519,943
2,058	Washington Mutual Mortgage Securities Corporation, Pass Through Certificates, Series 2006-AR, (3)	2.406%	12/25/36	D	1,741,257
1,075	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.891%	12/28/37	D	834,869
304	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.636%	10/25/36	Caa2	269,642
117	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.098%	10/25/36	CCC	108,003
323	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	5.992%	11/25/37	Caa2	292,161
2,210	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1, (3)	2.913%	12/28/37	Caa3	1,966,977
842	Wells Fargo Mortgage Securities Trust, Mortgage Pass Through Certificates, Series 2006-AR8	2.712%	4/25/36	CC	789,674
255,430	Total Residential				159,567,828
$ 255,430	Total Mortgage-Backed Securities (cost $147,684,410)				159,567,828
	PPIP Limited Partnership – 0.2%
$ –	JMT Wellington Management Legacy Securities PPIP, LP, (4)	N/A	N/A	N/A	$ 282,908
$ –	Total PPIP Limited Partnership (cost $-)				282,908

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 17.2%
$ 23,389	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $23,388,968, collateralized by $23,845,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $23,861,644	0.010%	4/01/13		$ 23,388,942
	Total Short-Term Investments (cost $23,388,942)				23,388,942
	Total Investments (cost $171,073,352) – 134.4%				183,239,678
	Reverse Repurchase Agreements – (34.0)%				(46,420,926)
	Other Assets Less Liabilities – (0.4)% (5)				(440,752)
	Net Assets – 100%				$ 136,378,000

Investments in Derivatives as of March 31, 2013

Futures Contracts outstanding:

				National	Unrealized
	Contract	Number of	Contract	Amount	Appreciation
Type	Position	Contracts	Expiration	at Value	(Depreciation)
U.S. 5-Year Treasury Note	Short	(30)	6/13	$ (3,721,641)	$ (4,510)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$ –	$ 159,567,828	$ –	$ 159,567,828
PPIP Limited Partnership	–	–	282,908	282,908
Short-Term Investments:
Repurchase Agreements	–	23,388,942	–	23,388,942
Derivatives:
Futures Contracts*	(4,510)	–	–	(4,510)
Total	$ (4,510)	$ 182,956,770	$ 282,908	$ 183,235,168

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31,2013, the cost of investments (excluding investments in derivatives) was $177,560,178.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation				$ 12,688,459
Depreciation				(7,008,959)

Net unrealized appreciation (depreciation) of investments				$ 5,679,500

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.
(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
PPIP	Public-Private Investment Program.
I/O	Interest only security.
N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013